Employee Benefit Plans (Fair values of pension and post retirement plan assets by asset category) (Parenthetical) (Detail) - Collective Bargaining Agreement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pending sales of securities	$ 12	$ 11
Net accrued income	21	19
Pending purchases of securities	22	15
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Pending sales of securities	1	1
Net accrued income	2	2
Pending purchases of securities	2	1
Dominion Energy Gas Holdings, LLC | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pending sales of securities	3	3
Net accrued income	5	4
Pending purchases of securities	$ 5	$ 3